Financial risk management (Schedule of detailed information about maturity of long term debt) (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ 49,732	$ 49,477
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	0	0
Between one and five years [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	49,732	49,477
Greater than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ 0	$ 0